CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,672,949)	$ (6,345,526)	$ (13,562,641)	$ (7,612,316)
Adjustments to reconcile net loss to net cash (used in) operating activities
Depreciation and amortization	129,257	120,745	242,987	259,347
Issuance of capital stock for services and expenses	202,820	1,026,000	1,045,000	348,900
Stock based compensation - warrants	2,194,257	0	0	117,458
Stock based compensation - stock option grants	302,849	565,726	1,702,085	1,141,674
Amortization of debt discount	4,198,105	2,792,398	5,662,690	2,771,270
Right of use, net	634	(1,236)	422	2,610
Provision on loss on accounts receivable	0	2,439	707,800	(355,569)
Loss on sale of assets	0	4,358	4,663	32,777
(Gain) on debt settlement			(117,200)	(355,000)
Loss related to issuance of shares for debt settlement			825,000	0
Changes in operating assets and liabilities:
Accounts receivable	0	60,610	63,049	257,489
Prepaid expenses	0	6,435	6,435	13,705
Inventory	0	7,103	7,103	196,479
Other assets	11,413	0	(11,414)	(6,596)
Accounts payable - trade and accrued expenses	386,261	72,618	218,018	(215,873)
Deferred revenue			0	(55,959)
NET CASH (USED IN) OPERATING ACTIVITIES	(3,247,353)	(1,688,330)	(3,913,803)	(3,104,035)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of research and development equipment	(34,967)	(27,739)	(70,134)	(79,932)
NET CASH (USED IN) INVESTING ACTIVITIES	(34,967)	(27,739)	(70,134)	(79,932)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable			226,170	0
Repayments on line of credit			0	(92,094)
Proceeds from convertible notes payable	14,209,000	715,000	5,639,500	4,242,490
Proceeds from simple agreements for future equity	340,000	0	785,000	0
Payments for issuance costs from notes payable	(727,117)	(123,015)	(479,965)	0
Proceeds from note payable - PPP	205,633	0
Proceeds from issuance of common stock for warrant exercise	653,204	0	85,575	0
Proeeds from issuance of shares related to debt settlement			125,000	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	14,680,720	591,985	6,381,280	4,150,396
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	11,398,400	(1,124,084)	2,397,343	966,429
CASH AND CASH EQUIVALENTS, beginning of period	4,298,179	1,900,836	1,900,836	934,407
CASH AND CASH EQUIVALENTS, end of period	15,696,579	776,752	4,298,179	1,900,836
Supplemental disclosures of cash flow information:
Interest paid	0	0	0	22,521
Taxes paid	0	0	1,922	0
Non-cash investing and financing activities:
Beneficial conversion feature	9,769,683	435,617	3,766,074	2,857,960
Issuance of warrant to debt holders	4,439,317	189,484	1,824,998	1,384,530
Issuance of warrants for services related to debt offering	1,667,281	169,969	975,326	1,072,095
Cashless warrant exercise (fair value)	493,601	57,490	111,554	127,414
Cashless stock options exercise (fair value)	0	18,298	18,298	0
Conversion of debt offering	713,775	3,800,424	4,245,448	0
Conversion of accrued interest	$ 58,430	$ 314,376	$ 351,089	$ 0